Average Annual Total Returns - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2023
Fidelity U.S. Low Volatility Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.37%)
Since Inception	4.32%
Fidelity U.S. Low Volatility Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.41%)
Since Inception	3.43%
Fidelity U.S. Low Volatility Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.43%)
Since Inception	3.31%
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	8.50%	[1]

[1]	A From November 5, 2019